SEASONS SERIES TRUST
Statement of Additional Information
dated July 28, 2008
In the section titled “SUPPLEMENTAL GLOSSARY” under the definition of “Swaps,” the third paragraph is deleted in its entirety and replaced with the following:
“The Asset Allocation: Diversified Growth Portfolio is permitted to invest up to 5% of the Portfolio’s total assets in interest rate swaps and up to 5% of the Portfolio’s total assets in exchange traded futures on swaps, provided however, that (1) a maximum of 25% of the total assets of the fixed income portion of the Portfolio may comprise the net notional amount of the aggregate investments in interest rate swaps and exchange traded futures on swaps; (2) each interest rate swap or exchange traded future on swap transaction engaged in by the Portfolio must be segregated; and (3) the investment bank that is counterparty to the Portfolio in each transaction must be rated AA by Moody’s or a comparable rating.”
In the section titled “INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT” the disclosure regarding “ADVISORY FEES,” is deleted in its entirety and replaced with the following:
The following table sets for the total advisory fees received by SunAmerica Asset Management Corp. (“SAAMCo”) from each Portfolio pursuant to the Agreement for the fiscal years ended March 31, 2009, 2008 and 2007.
ADVISORY FEES

	2009		2008		2007
	% of Net	Dollar	% of Net	Dollar	% of Net	Dollar
Portfolio	Assets	Amount	Assets	Amount	Assets	Amount
Multi-Managed Growth Portfolio	0.89%	$1,007,256	0.89%	$1,394,357	0.89%	$1,366,845
Multi-Managed Moderate Growth Portfolio	0.85%	$1,812,746	0.84%	$2,533,692	0.85%	$2,470,495
Multi-Managed Income/Equity Portfolio	0.81%	$1,346,000	0.81%	$1,899,365	0.81%	$1,913,253
Multi-Managed Income Portfolio	0.77%	$945,776	0.77%	$1,210,283	0.77%	$1,248,627
Asset Allocation: Diversified Growth Portfolio*	0.84%	$2,291,191	0.83%	$3,182,941	0.83%	$3,238,057
Stock Portfolio	0.85%	$1,850,888	0.84%	$2,584,857	0.84%	$2,619,265
Large Cap Growth Portfolio	0.80%	$1,694,120	0.80%	$2,156,167	0.80%	$1,704,957
Large Cap Composite Portfolio	0.80%	$259,959	0.80%	$412,266	0.80%	$386,476
Large Cap Value Portfolio	0.79%	$2,614,401	0.78%	$2,888,592	0.79%	$2,182,335
Mid Cap Growth Portfolio	0.85%	$968,069	0.85%	$1,468,830	0.85%	$1,348,934
Mid Cap Value Portfolio	0.85%	$1,352,788	0.85%	$1,944,613	0.85%	$1,707,367
Small Cap Portfolio	0.85%	$1,439,096	0.85%	$1,769,276	0.85%	$1,506,900
International Equity Portfolio	0.94%	$3,137,500	0.93%	$4,048,541	0.94%	$2,839,795
Diversified Fixed Income Portfolio	0.68%	$2,104,294	0.69%	$1,832,835	0.70%	$1,468,414
Strategic Fixed Income Portfolio	0.80%	$1,018,993	0.80%	$908,180	0.80%	$567,091
Cash Management Portfolio	0.44%	$759,290	0.45%	$515,517	0.45%	$433,864
Focus Growth Portfolio	1.00%	$900,537	1.00%	$1,285,031	1.00%	$1,177,375
Focus TechNet Portfolio**	1.20%	$365,233	1.20%	$531,179	1.20%	$540,631
Focus Growth and Income	1.00%	$522,385	1.00%	$858,984	1.00%	$781,458
Focus Value Portfolio	1.00%	$1,214,118	1.00%	$1,761,096	1.00%	$1,357,547
Allocation Growth Portfolio	0.10%	$153,298	0.10%	$204,012	0.10%	$119,493
Allocation Moderate Growth Portfolio	0.10%	$443,826	0.10%	$359,892	0.10%	$179,418
Allocation Moderate Portfolio	0.10%	$225,293	0.10%	$215,287	0.10%	$122,420
Allocation Balanced Portfolio	0.10%	$128,567	0.10%	$100,762	0.10%	$60,695

*	Effective October 1, 2005, the Adviser voluntarily agreed to, until further notice, waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ended March 31, 2009, the amount of advisory fees waived were $272,212.

**	Effective October 2, 2007, the Adviser voluntarily agreed to, until further notice, waive 0.15% of investment advisory fees for the Focus TechNet Portfolio. For the year ended March 31, 2009, the amount of advisory fees waived were $45,654.
In the section titled “INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT” the disclosure regarding “ADVISORY FEES,” is supplemented with the following:
The following table sets forth the advisory fees retained by SAAMCo with respect to the Portfolios after SAAMCo pays all subadvisory fees paid to the other Managers of the Seasons Portfolio for the fiscal years ended March 31, 2009, 2008 and 2007:

	2009		2008		2007
	% of Net	Dollar	% of Net	Dollar	% of Net	Dollar
Portfolio	Assets	Amount	Assets	Amount	Assets	Amount
Multi-Managed Growth Portfolio	0.58%	$653,277	0.58%	$904,829	0.58%	$888,037
Multi-Managed Moderate Growth Portfolio	0.59%	$1,254,715	0.58%	$1,754,314	0.59%	$1,714,699
Multi-Managed Income/Equity Portfolio	0.58%	$958,631	0.58%	$1,364,357	0.58%	$1,369,145
Multi-Managed Income Portfolio	0.58%	$713,877	0.59%	$927,333	0.59%	$954,570
Asset Allocation: Diversified Growth Portfolio	0.42%	$1,147,443	0.43%	$1,661,213	0.43%	$1,695,661
Stock Portfolio	0.43%	$936,768	0.43%	$1,314,934	0.43%	$1,338,780
Large Cap Growth Portfolio	0.40%	$839,199	0.40%	$1,082,660	0.41%	$879,779
Large Cap Composite Portfolio	0.60%	$195,728	0.60%	$309,456	0.60%	$291,654
Large Cap Value Portfolio	0.48%	$1,572,239	0.47%	$1,756,021	0.47%	$1,314,366
Mid Cap Growth Portfolio	0.52%	$595,806	0.54%	$925,834	0.53%	$845,276
Mid Cap Value Portfolio	0.49%	$783,989	0.50%	$1,133,233	0.50%	$998,971
Small Cap Portfolio	0.66%	$1,117,050	0.66%	$1,381,940	0.66%	$1,171,085
International Equity Portfolio	0.51%	$1,683,993	0.50%	$2,171,621	0.51%	$1,529,707
Diversified Fixed Income Portfolio	0.54%	$1,679,138	0.55%	$1,453,267	0.58%	$1,220,786
Strategic Fixed Income Portfolio	0.46%	$581,310	0.44%	$501,462	0.43%	$305,914
Cash Management Portfolio	0.35%	$602,256	0.35%	$404,379	0.35%	$333,262
Focus Growth Portfolio	0.64%	$579,062	0.65%	$841,247	0.61%	$722,697
Focus TechNet Portfolio	0.69%	$209,184	0.73%	$324,604	0.77%	$346,719
Focus Growth and Income	0.69%	$359,705	0.69%	$591,741	0.69%	$542,131
Focus Value Portfolio	0.55%	$666,884	0.55%	$973,229	0.55%	$749,129
Allocation Growth Portfolio	0.01%	$15,329	0.01%	$20,400	0.01%	$11,949
Allocation Moderate Growth Portfolio	0.01%	$44,933	0.01%	$35,985	0.01%	$17,943
Allocation Moderate Portfolio	0.01%	$22,530	0.01%	$21,525	0.01%	$12,242
Allocation Balanced Portfolio	0.01%	$12,856	0.01%	$10,074	0.01%	$6,071
In the section titled “SUBADVISORY AGREEMENTS” the disclosure regarding aggregate subadvisory fees and the fees paid by SAAMCo to AIG Global Investment Corp. (“AIGGIC”) is deleted in its entirety and replaced with the following:
SUBADVISORY FEES
The following table sets forth the aggregate subadvisory fees paid by SAAMCo to the other Managers of the Seasons Portfolios for the fiscal years ended March 31, 2009, 2008 and 2007:

	2009		2008		2007
	% of Net	Dollar	% of Net	Dollar	% of Net	Dollar
Portfolio	Assets	Amount	Assets	Amount	Assets	Amount
Multi-Managed Growth Portfolio	0.31%	$353,979	0.31%	$489,528	0.31%	$478,808
Multi-Managed Moderate Growth Portfolio	0.26%	$558,031	0.26%	$779,378	0.26%	$755,796
Multi-Managed Income/Equity Portfolio	0.23%	$387,369	0.23%	$535,008	0.23%	$544,108
Multi-Managed Income Portfolio	0.19%	$231,899	0.18%	$282,950	0.18%	$294,057
Asset Allocation: Diversified Growth Portfolio	0.42%	$1,143,748	0.40%	$1,521,728	0.40%	$1,542,396
Stock Portfolio	0.42%	$914,120	0.41%	$1,269,923	0.41%	$1,280,485
Large Cap Growth Portfolio	0.40%	$854,921	0.40%	$1,073,507	0.39%	$825,178
Large Cap Composite Portfolio	0.20%	$64,231	0.20%	$102,810	0.20%	$94,822
Large Cap Value Portfolio	0.31%	$1,042,162	0.31%	$1,132,571	0.32%	$867,969
Mid Cap Growth Portfolio	0.33%	$372,263	0.31%	$542,996	0.32%	$503,658
Mid Cap Value Portfolio	0.36%	$568,799	0.35%	$811,380	0.35%	$708,396
Small Cap Portfolio	0.19%	$322,046	0.19%	$387,336	0.19%	$335,815
International Equity Portfolio	0.43%	$1,453,507	0.43%	$1,876,920	0.43%	$1,310,088
Diversified Fixed Income Portfolio	0.14%	$425,156	0.14%	$379,568	0.12%	$247,628
Strategic Fixed Income Portfolio	0.34%	$437,683	0.36%	$406,718	0.37%	$261,177
Cash Management Portfolio	0.09%	$157,034	0.10%	$111,138	0.10%	$100,602
Focus Growth Portfolio	0.36%	$321,475	0.35%	$443,784	0.39%	$454,678
Focus TechNet Portfolio	0.51%	$156,049	0.47%	$206,575	0.43%	$193,912
Focus Growth and Income Portfolio	0.31%	$162,680	0.31%	$267,243	0.31%	$239,327
Focus Value Portfolio	0.45%	$547,234	0.45%	$787,867	0.45%	$608,418
Allocation Growth Portfolio	0.09%	$137,969	0.09%	$183,612	0.09%	$107,544
Allocation Moderate Growth Portfolio	0.09%	$398,893	0.09%	$323,907	0.09%	$161,475
Allocation Moderate Portfolio	0.09%	$202,763	0.09%	$193,762	0.09%	$110,178
Allocation Balanced Portfolio	0.09%	$115,711	0.09%	$90,688	0.09%	$54,624
For the fiscal years ended March 31, 2009, 2008 and 2007, SAAMCo paid AIGGIC fees for services rendered as shown below:

	2009		2008		2007
	% of Net	Dollar	% of Net	Dollar	% of Net	Dollar
Portfolio	Assets	Amount	Assets	Amount	Assets	Amount
Large Cap Growth Portfolio	0.03%	$67,149	0.03%	$85,585	0.03%	$71,792
Large Cap Composite Portfolio	0.02%	$5,287	0.02%	$8,476	0.02%	$8,086
Large Cap Value Portfolio	0.03%	$101,906	0.03%	$118,680	0.03%	$89,498
Mid Cap Growth Portfolio	0.03%	$34,624	0.03%	$54,870	0.03%	$51,548
Mid Cap Value Portfolio	0.03%	$50,429	0.03%	$73,922	0.03%	$65,938
Small Cap Portfolio	0.02%	$42,192	0.02%	$51,401	0.02%	$41,679
International Equity Portfolio	0.05%	$166,557	0.05%	$215,663	0.05%	$150,270
Diversified Fixed Income Portfolio	0.09%	$287,318	0.09%	$248,056	0.05%	$109,675
Strategic Fixed Income Portfolio	0.20%	$248,491	0.20%	$222,842	0.16%	$116,433
With respect to SAAMCo’s voluntary waiver of fees or reimbursed expenses, if necessary, to keep annual operating expenses at or below a certain percentage of a Portfolio’s average net assets, the disclosure pertaining to the Focus Value Portfolio is amended as follows:

	Class 1	Class 2	Class 3

Focus Value Portfolio	N/A	1.45%	1.55%
Dated: October 13, 2009